DEBT (Details) - USD ($) $ in Millions	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2017	Feb. 09, 2017	Oct. 17, 2016
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	$ 3,585.2
Unamortized discount and issuance costs	(117.9)		$ (137.3)
Long-term Debt	3,467.3		3,427.8
Debt instrument, Percentage							9.25%
Term Loan due 2023
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	2,070.0		2,070.0			$ 2,245.0
Long-term Debt				$ 2,070.0	$ 325.0
9.250% Senior notes due 2024
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	750.0		750.0
12.00%/13.00% PIK notes due 2022
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	500.0		500.0
Debt instrument, Percentage						13.00%
ABL Revolving Credit Facility
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	145.2		$ 245.1
10.00% notes due 2024
Long-term Debt and Lease Obligation, Net, Alternative [Abstract]
Long-term Debt, Gross	$ 120.0
Debt instrument, Percentage		10.00%